Other Non-Current Liabilities	12 Months Ended
Jun. 30, 2025
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
Other Non-Current Liabilities	Other non-current liabilities

	SA Rand
Figures in million	2025	2024
Sibanye Beatrix ground swap royalty[1]	42	25
Lease liability – non-current[2]	230	246
Provision for Harmony Education Benefit Fund	4	5
Total other non-current liabilities	276	276
[1]The increase in royalty provision is due to an increase in gold prices and production profile used in the valuation.
[2]Refer to note 26 for an analysis of the lease liability.